Tax (Tables)	12 Months Ended
Mar. 31, 2023
Income taxes paid (refund) [abstract]
Schedule of components of tax expense
The tax charge for the year can be analysed as follows:

	2023	2022	2021
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2022: 19%; 2021: 19%)	161	255	157
UK corporation tax adjustment in respect of prior years	—	(9)	15
	161	246	172
Overseas corporation tax	225	6	3
Overseas corporation tax adjustment in respect of prior years	(16)	(26)	(15)
	209	(20)	(12)
Total current tax from continuing operations	370	226	160
Deferred tax:
UK deferred tax	255	605	39
UK deferred tax adjustment in respect of prior years	13	(5)	(20)
	268	600	19
Overseas deferred tax	233	425	174
Overseas deferred tax adjustment in respect of prior years	5	7	7
	238	432	181
Total deferred tax from continuing operations	506	1,032	200

Total tax charge from continuing operations	876	1,258	360

Disclosure of tax (credited)/charged to the consolidated statement of comprehensive income and equity
Tax (credited)/charged to the consolidated statement of comprehensive income and equity

	2023	2022	2021
	£m	£m	£m
Current tax:
Share-based payments	(1)	—	—
Deferred tax:
Investments at fair value through other comprehensive income	(1)	—	12
Cash flow hedges, cost of hedging and own credit reserve	(7)	(12)	6
Remeasurements of pension assets and post-retirement benefit obligations	(344)	493	462
Share-based payments	1	(4)	1
	(352)	477	481
Total tax recognised in the statements of comprehensive income from continuing operations	(352)	481	480
Total tax relating to share-based payments recognised directly in equity from continuing operations	—	(4)	1
	(352)	477	481

Schedule of effective tax rate reconciliation
The tax charge for the year, for the continuing business, is higher (2022: higher tax charge; 2021: higher tax charge) than the standard rate of corporation tax in the UK of 19% (2022: 19%; 2021: 19%):

	2023	2022	2021
	£m	£m	£m
Profit before tax from continuing operations	3,590	3,441	1,664
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2022: 19%; 2021: 19%)	682	654	316
Effect of:
Adjustments in respect of prior years[1]	2	(33)	(12)
Expenses not deductible for tax purposes	92	47	29
Non-taxable income[2]	(75)	(49)	(7)
Adjustment in respect of foreign tax rates[3]	147	170	42
Deferred tax impact of change in UK tax rate	66	501	—
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(27)	(17)	(12)
Other[4]	(11)	(15)	4
Total tax charge from continuing operations	876	1,258	360

	%	%	%
Effective tax rate – continuing operations	24.4	36.6	21.6
1.The prior year adjustments are primarily due to agreement of prior period tax returns.
2.Includes tax on chargeable disposals after the offset of capital losses.
3.Includes remeasurement of US closing state deferred tax balances as a result of expected increase in the blended state tax rate following the disposal of NECO.
4.Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and claims for Research & Development credit.

Schedule of tax included within the statement of financial position and deferred tax assets not recognised
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2021	—	6,434	(42)	93	(44)	(1,626)	4,815
Exchange adjustments and other[2]	—	247	(1)	1	1	(85)	163
Charged/(credited) to income statement	—	1,050	26	118	153	(117)	1,230
Charged/(credited) to other comprehensive income and equity	—	—	(6)	587	(10)	—	571
Reclassification to held for sale (note 10)	—	(643)	5	(166)	2	(1)	(803)
Acquisition of NGED (note 37)	429	622	—	142	(403)	(1)	789
At 1 April 2022	429	7,710	(18)	775	(301)	(1,830)	6,765
Exchange adjustments and other[2]	—	357	(2)	8	8	(116)	255
Charged/(credited) to income statement	—	145	(2)	51	(71)	386	509
Charged/(credited) to other comprehensive income and equity	—	—	1	(344)	(6)	—	(349)
Disposals	—	1	—	—	—	—	1
At 31 March 2023	429	8,213	(21)	490	(370)	(1,560)	7,181
1.The deferred tax asset of £1,560 million as at 31 March 2023 (2022: £1,830 million) in respect of other net temporary differences primarily relates to losses of £47 million (2022: £428 million), US contract and lease liabilities £511 million (2022: £450 million), US environmental provisions of £503 million (2022: £511 million) and US bad debt provision of £148 million (2022: £201 million).
2.Exchange adjustments and other primarily comprises foreign exchange arising on translation of the US dollar deferred tax balances.
The total deferred tax assets not recognised are as follows:

	2023	2022
	£m	£m
Capital losses	2,367	2,363
Non-trade deficits	—	1
Trading losses	4	7